UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                811-21698

GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Semiannual Report — June 30, 2020

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was (0.3)%, compared with total returns of (15.1)% and 21.3% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver (XAU) Index, respectively. The total return for the Fund’s publicly traded shares was (14.9)%. The Fund’s NAV per share was $3.96, while the price of the publicly traded shares closed at $3.44 on the NYSE American. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)
	Year to date	1 Year	3 Year	5 Year	10 Year	Since Inception (03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	(0.25)%	3.70%	2.25%	1.45%	(0.83)%	0.88%
Investment Total Return (c)	(14.93)	(12.34)	(2.18)	0.99	(2.54)	(0.26)
CBOE S&P 500 Buy/Write Index	(15.11)	(10.94)	(0.48)	2.81	6.34	4.26
Bloomberg Barclays Government/Credit Bond Index	7.46	10.26	5.92	4.79	4.12	4.64
Energy Select Sector Index	(34.92)	(35.29)	(12.12)	(9.63)	(0.04)	1.83
XAU Index	21.33	54.25	17.93	16.28	(2.00)	3.25
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2020:

GAMCO Global Gold, Natural Resources & Income Trust

Long Positions
Metals and Mining	62.0%
Energy and Energy Services	22.5%
U.S. Government Obligations	15.5%

100.0%

Short Positions
Call Options Written	(8.6)%
Put Options Written	(0.2)%

(8.8)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 5, 2020, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 83.5%
	Energy and Energy Services — 22.5%
75,600	Apache Corp.(a)	$4,706,856	$1,020,600
103,375	Baker Hughes Co.	5,776,579	1,590,941
405,500	BP plc, ADR(a)	16,719,360	9,456,260
163,000	Cabot Oil & Gas Corp.(a)	4,156,216	2,800,340
240,400	Chevron Corp.(a)	29,391,774	21,450,892
61,400	Concho Resources Inc.	7,025,562	3,162,100
134,200	ConocoPhillips(a)	8,425,235	5,639,084
112,000	Devon Energy Corp.(a)	3,581,243	1,270,080
50,000	Diamondback Energy Inc.	4,001,939	2,091,000
450,000	Eni SpA	8,638,972	4,292,311
179,000	EOG Resources Inc.(a)	15,321,250	9,068,140
467,500	Exxon Mobil Corp.(a)	40,842,117	20,906,600
228,600	Halliburton Co.(a)	9,868,563	2,967,228
35,400	Helmerich & Payne Inc.(a)	2,732,729	690,654
33,500	Hess Corp.(a)	2,307,645	1,735,635
45,500	HollyFrontier Corp.(a)	3,158,830	1,328,600
500,008	Kinder Morgan Inc.(a)	10,327,727	7,585,121
212,994	Marathon Petroleum Corp.	12,469,692	7,961,716
57,500	Noble Energy Inc.	1,926,630	515,200
57,661	Occidental Petroleum Corp.(a)	2,613,688	1,055,196
108,000	ONEOK Inc.(a)	7,819,580	3,587,760
131,000	Phillips 66(a)	13,633,456	9,418,900
42,400	Pioneer Natural Resources Co.(a)	8,081,295	4,142,480
1,131,000	Royal Dutch Shell plc, Cl. A	33,686,101	18,036,243
444,966	Schlumberger Ltd.(a)	23,151,685	8,182,925
170,500	Suncor Energy Inc.(a)	6,796,593	2,874,630
120,000	Sunoco LP(a)	2,198,907	2,739,600
375,000	The Williams Companies Inc.(a)	14,660,511	7,132,500
332,500	TOTAL SA, ADR(a)	19,468,009	12,787,950
135,700	Valero Energy Corp.(a)	13,490,272	7,981,874

		336,979,016	183,472,560

	Metals and Mining — 61.0%
464,000	Agnico Eagle Mines Ltd.(a)	28,674,290	29,723,840
2,887,692	Alamos Gold Inc., Cl. A(a)	24,437,485	27,086,551
495,000	AngloGold Ashanti Ltd., ADR(a)	12,162,674	14,597,550
3,387,000	B2Gold Corp.	14,441,450	19,272,030
1,631,719	Barrick Gold Corp.(a)	32,340,864	43,958,510
2,400,000	Belo Sun Mining Corp.†	1,821,022	1,467,295
182,100	BHP Group Ltd., ADR(a)	9,691,566	9,055,833
5,165,000	Centamin plc	9,374,195	11,737,473
672,500	Centerra Gold Inc.	5,608,791	7,504,696
425,000	Dundee Precious Metals Inc.	1,878,297	2,798,689
355,000	Eldorado Gold Corp.†	3,206,396	3,443,500
527,500	Endeavour Mining Corp.†	10,465,602	12,763,977
970,000	Equinox Gold Corp.†	7,175,905	10,883,400
2,749,000	Evolution Mining Ltd.	7,454,663	10,756,437
600,000	Fortuna Silver Mines Inc.†	3,149,010	3,054,000
246,700	Franco-Nevada Corp.(a)	27,376,915	34,449,188
655,318	Fresnillo plc	12,935,446	6,832,184
4,604,079	Gold Road Resources Ltd.†	4,628,309	5,306,032

Shares		Cost	Market Value
1,323,376	Harmony Gold Mining Co. Ltd., ADR†	$4,753,610	$5,518,478
3,076,832	Hochschild Mining plc	10,518,478	7,403,856
360,000	Kinross Gold Corp.†	2,497,176	2,599,200
799,065	Kirkland Lake Gold Ltd.	33,308,982	32,953,440
40,000	Labrador Iron Ore Royalty Corp.	729,070	715,085
422,000	MAG Silver Corp.†(a)	5,058,804	5,950,200
1,071,299	Newcrest Mining Ltd.	24,418,417	23,310,163
523,746	Newmont Corp.(a)	25,230,877	32,336,078
410,015	Northern Dynasty Minerals Ltd.†	871,620	586,321
1,794,375	Northern Star Resources Ltd.	12,986,290	16,543,611
2,080,000	OceanaGold Corp.†	7,471,210	4,841,485
584,000	Osisko Gold Royalties Ltd.	7,700,805	5,833,117
173,500	Pan American Silver Corp.	7,978,550	5,272,665
693,000	Pretium Resources Inc.†	7,150,259	5,821,200
300,000	Rio Tinto plc, ADR(a)	17,765,261	16,854,000
88,300	Royal Gold Inc.(a)	10,119,649	10,977,456
2,597,000	Saracen Mineral Holdings Ltd.†	5,589,203	9,713,637
755,000	SEMAFO Inc.†	2,211,874	2,574,875
641,600	SSR Mining Inc.†	10,055,695	13,685,328
424,000	Teranga Gold Corp.†	2,759,205	3,841,485
290,000	Torex Gold Resources Inc.†	5,795,635	4,569,166
600,000	Wesdome Gold Mines Ltd.†	1,478,545	5,184,149
54	Westgold Resources Ltd.†	76	78
596,350	Wheaton Precious Metals Corp.(a)	19,416,899	26,269,217

		442,689,070	498,045,475

	TOTAL COMMON STOCKS	779,668,086	681,518,035

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
269,700	Pan American Silver Corp., CVR†	61,125	185,014

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.5%
	Metals and Mining — 0.5%
$1,300,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24	1,300,000	1,453,530
2,000,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	1,565,384	1,494,034
1,000,000	Pretium Resources Inc., 2.250%, 03/15/22	1,000,000	929,500

		3,865,384	3,877,064

	TOTAL CONVERTIBLE CORPORATE BONDS	3,865,384	3,877,064

	CORPORATE BONDS — 0.5%
	Metals and Mining — 0.5%
2,000,000	IAMGOLD Corp., 7.000%, 04/15/25(b)	2,000,000	2,017,710

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Metals and Mining (Continued)
$ 2,000,000	New Gold Inc.,
	6.250%, 11/15/22(b)	$2,003,775	$2,022,250

		4,003,775	4,039,960

	TOTAL CORPORATE BONDS	4,003,775	4,039,960

	U.S. GOVERNMENT OBLIGATIONS — 15.5%
126,890,000	U.S. Treasury Bills,
	0.050% to 1.429%††,
	07/09/20 to 12/10/20(c)	126,779,638	126,850,527

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%		$914,378,008	816,470,600

OPTIONS WRITTEN — (8.8)%
(Premiums received $47,797,038)			(72,030,183)

Other Assets and Liabilities (Net)			(5,378,177)

PREFERRED SHARES
(3,459,899 preferred shares outstanding)			(86,497,475)

NET ASSETS — COMMON SHARES
(164,911,481 common shares outstanding)			$652,564,765

NET ASSET VALUE PER COMMON SHARE
($652,564,765 ÷ 164,911,481 shares outstanding)			$3.96

(a)	Securities, or a portion thereof, with a value of $305,807,300 were deposited with the broker as collateral for options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At June 30, 2020, $73,710,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
Canada	38.0%	$310,473,816
United States	37.5	306,189,227
Asia/Pacific	9.7	79,527,275
Europe	9.0	73,164,237
Latin America	3.3	27,000,017
South Africa	2.5	20,116,028

Total Investments — Long Positions	100.0%	$816,470,600

Short Positions
United States	(8.0)%	$(65,388,992)
Canada	(0.6)	(5,313,522)
Asia/Pacific	(0.1)	(703,045)
Europe	(0.1)	(624,624)

Total Investments — Short Positions	(8.8)%	$(72,030,183)

*	Total investments exclude options written.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

As of June 30, 2020, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (6.0)%
Agnico Eagle Mines Ltd.	Pershing LLC	1,060	USD	6,790,360	USD	70.00	10/16/20	$434,134
Agnico Eagle Mines Ltd.	Pershing LLC	1,450	USD	9,288,700	USD	70.00	01/15/21	863,326
Alamos Gold Inc., Cl. A	Pershing LLC	9,000	USD	8,442,000	USD	7.00	10/16/20	2,390,119
Alamos Gold Inc., Cl. A	Pershing LLC	10,000	USD	9,380,000	USD	10.00	12/18/20	1,253,700
AngloGold Ashanti Ltd., ADR	Pershing LLC	1,400	USD	4,128,600	USD	32.00	12/18/20	525,932
Apache Corp.	Pershing LLC	390	USD	526,500	USD	27.50	10/16/20	11,221
Apache Corp.	Pershing LLC	252	USD	340,200	USD	12.50	01/15/21	103,009
B2Gold Corp.	Pershing LLC	10,000	USD	5,690,000	USD	5.00	07/17/20	779,135
B2Gold Corp.	Pershing LLC	12,000	USD	6,828,000	USD	4.50	11/20/20	1,822,890
B2Gold Corp.	Pershing LLC	6,890	USD	3,920,410	USD	5.75	02/19/21	814,546
B2Gold Corp.	Pershing LLC	2,700	USD	1,536,300	USD	5.50	04/16/21	376,767
Baker Hughes Co.	Pershing LLC	514	USD	791,046	USD	21.00	07/17/20	997
Baker Hughes Co.	Pershing LLC	520	USD	800,280	USD	15.00	12/18/20	129,926
Barrick Gold Corp.	Pershing LLC	2,809	USD	7,567,446	USD	21.00	10/16/20	1,804,136
Barrick Gold Corp.	Pershing LLC	2,808	USD	7,564,752	USD	22.00	10/16/20	1,581,583
Barrick Gold Corp.	Pershing LLC	3,280	USD	8,836,320	USD	24.00	11/20/20	1,498,453
Barrick Gold Corp.	Pershing LLC	3,300	USD	8,890,200	USD	26.00	12/18/20	1,239,920
Barrick Gold Corp.	Pershing LLC	3,300	USD	8,890,200	USD	28.00	12/18/20	979,567
BHP Group Ltd., ADR	Pershing LLC	575	USD	2,859,475	USD	45.00	11/20/20	374,429
BHP Group Ltd., ADR	Pershing LLC	575	USD	2,859,475	USD	45.00	12/18/20	395,501
BHP Group Ltd., ADR	Pershing LLC	670	USD	3,331,910	USD	45.00	01/15/21	482,453
BP plc, ADR	Pershing LLC	1,057	USD	2,464,924	USD	24.00	07/17/20	55,954
BP plc, ADR	Pershing LLC	1,057	USD	2,464,924	USD	27.00	11/20/20	96,283
BP plc, ADR	Pershing LLC	885	USD	2,063,820	USD	26.50	12/18/20	104,454
BP plc, ADR	Pershing LLC	1,056	USD	2,462,592	USD	30.00	12/18/20	57,478
Cabot Oil & Gas Corp.	Pershing LLC	575	USD	987,850	USD	16.00	08/21/20	111,091
Cabot Oil & Gas Corp.	Pershing LLC	575	USD	987,850	USD	21.00	10/16/20	26,765
Chevron Corp.	Pershing LLC	640	USD	5,710,720	USD	75.00	10/16/20	1,037,536
Chevron Corp.	Pershing LLC	355	USD	3,167,665	USD	92.50	01/15/21	266,488
Chevron Corp.	Pershing LLC	769	USD	6,861,787	USD	105.00	01/15/21	269,980
Cimarex Energy Co.	Pershing LLC	130	USD	357,370	USD	40.00	09/18/20	7,252
Concho Resources Inc.	Pershing LLC	175	USD	901,250	USD	65.00	11/20/20	50,392
Concho Resources Inc.	Pershing LLC	165	USD	849,750	USD	65.00	01/15/21	65,085
ConocoPhillips	Pershing LLC	380	USD	1,596,760	USD	35.00	10/16/20	325,617
ConocoPhillips	Pershing LLC	400	USD	1,680,800	USD	37.50	11/20/20	301,162
ConocoPhillips	Pershing LLC	262	USD	1,100,924	USD	48.00	12/18/20	79,287
Devon Energy Corp.	Pershing LLC	500	USD	567,000	USD	26.00	07/17/20	8
Diamondback Energy Inc.	Pershing LLC	160	USD	669,120	USD	40.00	12/18/20	146,344

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Diamondback Energy Inc.	Pershing LLC	160	USD	669,120	USD	70.00	01/15/21	$35,867
Eni SpA	Morgan Stanley	300	EUR	1,273,500	EUR	9.00	10/16/20	40,846
EOG Resources Inc.	Pershing LLC	680	USD	3,444,880	USD	45.00	10/16/20	596,650
EOG Resources Inc.	Pershing LLC	500	USD	2,533,000	USD	60.00	11/20/20	156,138
EOG Resources Inc.	Pershing LLC	460	USD	2,330,360	USD	57.50	12/18/20	205,047
Equinox Gold Corp.	Pershing LLC	3,200	USD	3,590,400	USD	12.50	11/20/20	366,349
Equinox Gold Corp.	Pershing LLC	3,500	USD	3,927,000	USD	12.00	12/18/20	510,379
Exxon Mobil Corp.	Pershing LLC	1,470	USD	6,573,840	USD	46.50	09/18/20	343,917
Exxon Mobil Corp.	Pershing LLC	1,500	USD	6,708,000	USD	50.00	10/16/20	255,474
Exxon Mobil Corp.	Pershing LLC	755	USD	3,376,360	USD	48.00	11/20/20	183,775
Exxon Mobil Corp.	Pershing LLC	805	USD	3,599,960	USD	55.00	12/18/20	94,488
Exxon Mobil Corp.	Pershing LLC	145	USD	648,440	USD	45.00	05/21/21	65,668
Franco-Nevada Corp.	Pershing LLC	700	USD	9,774,800	USD	150.00	11/20/20	756,373
Franco-Nevada Corp.	Pershing LLC	1,115	USD	15,569,860	USD	145.00	12/18/20	1,535,866
Halliburton Co.	Pershing LLC	700	USD	908,600	USD	10.00	10/16/20	266,829
Halliburton Co.	Pershing LLC	824	USD	1,069,552	USD	12.00	12/18/20	239,788
Halliburton Co.	Pershing LLC	762	USD	989,076	USD	15.00	01/15/21	132,250
Helmerich & Payne Inc.	Pershing LLC	160	USD	312,160	USD	35.00	12/18/20	7,217
Hess Corp.	Pershing LLC	167	USD	865,227	USD	65.00	12/18/20	57,507
Hess Corp.	Pershing LLC	168	USD	870,408	USD	60.00	01/15/21	91,994
HollyFrontier Corp.	Pershing LLC	152	USD	443,840	USD	35.00	11/20/20	32,592
HollyFrontier Corp.	Pershing LLC	152	USD	443,840	USD	40.00	12/18/20	17,509
Kinder Morgan Inc.	Pershing LLC	1,500	USD	2,275,500	USD	17.00	11/20/20	79,837
Kinder Morgan Inc.	Pershing LLC	1,700	USD	2,578,900	USD	19.00	12/18/20	42,519
Kinder Morgan Inc.	Pershing LLC	1,500	USD	2,275,500	USD	17.00	01/15/21	118,245
Kirkland Lake Gold Ltd.	Pershing LLC	1,225	USD	5,051,900	USD	45.00	09/18/20	323,927
Kirkland Lake Gold Ltd.	Pershing LLC	2,707	USD	11,163,668	USD	45.00	11/20/20	1,077,168
Kirkland Lake Gold Ltd.	Pershing LLC	1,200	USD	4,948,800	USD	47.00	03/19/21	642,010
Marathon Oil Corp.	Pershing LLC	977	USD	597,924	USD	8.00	12/18/20	79,853
Marathon Petroleum Corp.	Pershing LLC	570	USD	2,130,660	USD	42.50	11/20/20	180,358
Marathon Petroleum Corp.	Pershing LLC	560	USD	2,093,280	USD	40.00	12/18/20	249,331
Marathon Petroleum Corp.	Pershing LLC	500	USD	1,869,000	USD	52.50	01/15/21	76,762
Newcrest Mining Ltd.	Morgan Stanley	3,233	AUD	10,193,649	AUD	33.00	08/21/20	287,920
Newcrest Mining Ltd.	Morgan Stanley	3,600	AUD	11,350,800	AUD	34.00	10/16/20	415,125
Newmont Corp.	Pershing LLC	1,000	USD	6,174,000	USD	70.00	09/18/20	217,450
Newmont Corp.	Pershing LLC	1,400	USD	8,643,600	USD	50.00	10/16/20	1,811,441
Newmont Corp.	Pershing LLC	1,400	USD	8,643,600	USD	65.00	11/20/20	740,443
Noble Energy Inc.	Pershing LLC	416	USD	372,736	USD	20.00	08/21/20	2,834

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Occidental Petroleum Corp.	Pershing LLC	267	USD	488,610	USD	35.00	07/17/20	$5
Occidental Petroleum Corp.	Pershing LLC	310	USD	567,300	USD	35.00	09/18/20	5,653
ONEOK Inc.	Pershing LLC	400	USD	1,328,800	USD	70.00	07/17/20	0
ONEOK Inc.	Pershing LLC	330	USD	1,096,260	USD	27.50	10/16/20	235,111
ONEOK Inc.	Pershing LLC	350	USD	1,162,700	USD	40.00	12/18/20	79,775
Pan American Silver Corp.	Pershing LLC	868	USD	2,637,852	USD	28.00	03/19/21	597,724
Phillips 66	Pershing LLC	330	USD	2,372,700	USD	67.50	08/21/20	234,403
Phillips 66	Pershing LLC	350	USD	2,516,500	USD	70.00	11/20/20	294,663
Phillips 66	Pershing LLC	300	USD	2,157,000	USD	85.00	12/18/20	105,255
Phillips 66	Pershing LLC	330	USD	2,372,700	USD	70.00	01/15/21	317,658
Pioneer Natural Resources Co.	Pershing LLC	160	USD	1,563,200	USD	144.00	07/17/20	46
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,618,000	USD	50.00	10/16/20	702,978
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,618,000	USD	50.00	12/18/20	788,480
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,618,000	USD	58.00	01/15/21	419,324
Royal Dutch Shell plc, Cl. A	The Goldman Sachs Group Inc.	280	GBP	3,603,600	GBp	1,300.00	09/18/20	294,937
Royal Dutch Shell plc, Cl. A	Morgan Stanley	200	GBP	2,574,000	GBp	1,500.00	12/18/20	121,379
Royal Dutch Shell plc, Cl. A	The Goldman Sachs Group Inc.	90	GBP	1,158,300	GBp	1,600.00	12/18/20	32,980
Royal Dutch Shell plc, Cl. A	Morgan Stanley	310	GBP	3,989,700	GBp	1,600.00	01/15/21	134,480
Royal Gold Inc.	Pershing LLC	184	USD	2,287,488	USD	105.00	07/17/20	344,416
Royal Gold Inc.	Pershing LLC	349	USD	4,338,768	USD	115.00	09/18/20	520,493
Royal Gold Inc.	Pershing LLC	349	USD	4,338,768	USD	115.00	12/18/20	671,881
Schlumberger Ltd.	Pershing LLC	900	USD	1,655,100	USD	20.00	10/16/20	171,228
Schlumberger Ltd.	Pershing LLC	1,000	USD	1,839,000	USD	30.00	11/20/20	34,961
Schlumberger Ltd.	Pershing LLC	750	USD	1,379,250	USD	18.00	12/18/20	244,853
Schlumberger Ltd.	Pershing LLC	1,800	USD	3,310,200	USD	20.00	01/15/21	468,142
SSR Mining Inc.	Pershing LLC	2,200	USD	4,692,600	USD	23.00	10/16/20	453,267
Suncor Energy Inc.	Pershing LLC	570	USD	961,020	USD	25.00	12/18/20	14,308
Sunoco LP	Pershing LLC	300	USD	684,900	USD	22.50	09/18/20	57,837
Sunoco LP	Pershing LLC	300	USD	684,900	USD	30.00	10/16/20	9,044
TechnipFMC plc	Pershing LLC	500	USD	342,000	USD	19.00	07/17/20	0
The Williams Companies Inc.	Pershing LLC	840	USD	1,597,680	USD	21.00	09/18/20	45,267
The Williams Companies Inc.	Pershing LLC	920	USD	1,749,840	USD	24.00	10/16/20	17,146
The Williams Companies Inc.	Pershing LLC	830	USD	1,578,660	USD	19.00	11/20/20	146,799

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
The Williams Companies Inc.	Pershing LLC	1,160	USD	2,206,320	USD	22.00	12/18/20	$76,061
TOTAL SA, ADR	Pershing LLC	1,000	USD	3,846,000	USD	35.00	10/16/20	490,654
TOTAL SA, ADR	Pershing LLC	545	USD	2,096,070	USD	37.50	11/20/20	212,953
TOTAL SA, ADR	Pershing LLC	455	USD	1,749,930	USD	40.00	11/20/20	125,213
TOTAL SA, ADR	Pershing LLC	1,000	USD	3,846,000	USD	45.00	12/18/20	139,727
Valero Energy Corp.	Pershing LLC	340	USD	1,999,880	USD	55.00	10/16/20	276,457
Valero Energy Corp.	Pershing LLC	330	USD	1,941,060	USD	70.00	11/20/20	100,532
Valero Energy Corp.	Pershing LLC	347	USD	2,041,054	USD	85.00	12/18/20	43,674
Valero Energy Corp.	Pershing LLC	340	USD	1,999,880	USD	60.00	01/15/21	253,729
VanEck Vectors Gold Miners ETF	Pershing LLC	3,500	USD	12,838,000	USD	30.00	10/16/20	2,618,331
Wheaton Precious Metals Corp.	Pershing LLC	2,568	USD	11,312,040	USD	35.00	07/17/20	2,287,393
Wheaton Precious Metals Corp.	Pershing LLC	2,846	USD	12,536,630	USD	45.00	10/16/20	1,124,311

TOTAL OTC CALL OPTIONS WRITTEN								$48,514,194

OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	Pershing LLC	1,400	USD	5,299,000	USD	32.50	01/15/21	$400,444
VanEck Vectors Gold Miners ETF	Pershing LLC	5,600	USD	20,540,800	USD	28.00	11/20/20	460,865

TOTAL OTC PUT OPTIONS WRITTEN								$861,309

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (2.6)%
Agnico Eagle Mines Ltd.	1,630	USD	10,441,780	USD	70.00	11/20/20	$832,930
Alamos Gold Inc., Cl. A	3,200	USD	3,001,600	USD	10.00	01/15/21	435,200
AngloGold Ashanti Ltd., ADR	1,700	USD	5,013,300	USD	24.00	10/16/20	1,191,700
AngloGold Ashanti Ltd., ADR	1,850	USD	5,455,650	USD	28.00	01/15/21	1,069,300
B2Gold Corp.	2,280	USD	1,297,320	USD	5.00	01/15/21	339,720
Centerra Gold Inc.	1,715	CAD	2,598,225	CAD	15.00	10/16/20	192,647
Centerra Gold Inc.	1,715	CAD	2,598,225	CAD	16.00	12/18/20	1,522,227
Chevron Corp.	640	USD	5,710,720	USD	97.50	12/18/20	340,800
Concho Resources Inc.	175	USD	901,250	USD	75.00	12/18/20	26,687
Devon Energy Corp.	500	USD	567,000	USD	15.00	01/15/21	57,500
Eldorado Gold Corp.	1,775	USD	1,721,750	USD	11.00	10/16/20	186,375
Eldorado Gold Corp.	1,775	USD	1,721,750	USD	11.00	01/15/21	284,000
Endeavour Mining Corp.	1,470	CAD	4,828,950	CAD	30.00	10/16/20	514,327
Endeavour Mining Corp.	600	CAD	1,971,000	CAD	28.50	11/20/20	272,908
Endeavour Mining Corp.	600	CAD	1,971,000	CAD	28.00	12/18/20	298,321

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Endeavour Mining Corp.	1,760	CAD	5,781,600	CAD	34.00	01/15/21	$482,911
Energy Select Sector SPDR ETF	3,250	USD	12,301,250	USD	36.00	08/21/20	1,121,250
Energy Select Sector SPDR ETF	3,000	USD	11,355,000	USD	35.00	09/18/20	1,392,000
Energy Select Sector SPDR ETF	620	USD	2,346,700	USD	40.00	12/18/20	198,400
Franco-Nevada Corp.	652	USD	9,104,528	USD	120.00	10/16/20	1,607,180
Harmony Gold Mining Co. Ltd., ADR	4,660	USD	1,943,220	USD	5.00	08/21/20	97,860
Harmony Gold Mining Co. Ltd., ADR	10,000	USD	4,170,000	USD	4.00	01/15/21	950,000
Kinross Gold Corp.	3,600	USD	2,599,200	USD	10.00	11/20/20	147,600
Kirkland Lake Gold Ltd.	460	USD	1,897,040	USD	50.00	07/17/20	4,600
Kirkland Lake Gold Ltd.	2,400	USD	9,897,600	USD	40.00	10/16/20	1,272,000
MAG Silver Corp.	1,500	USD	2,115,000	USD	12.50	11/20/20	457,500
MAG Silver Corp.	1,360	USD	1,917,600	USD	10.00	12/18/20	680,000
Marathon Petroleum Corp.	500	USD	1,869,000	USD	42.50	10/16/20	147,500
Newmont Corp.	1,400	USD	8,643,600	USD	75.00	12/18/20	443,800
Noble Energy Inc.	159	USD	142,464	USD	12.50	11/20/20	13,515
OceanaGold Corp.	10,400	CAD	3,286,400	CAD	2.50	10/16/20	658,810
Osisko Gold Royalties Ltd.	1,440	CAD	1,952,640	CAD	14.00	07/17/20	37,124
Pan American Silver Corp.	500	USD	1,519,500	USD	23.00	01/15/21	450,000
Pioneer Natural Resources Co.	130	USD	1,270,100	USD	130.00	09/18/20	18,460
Pioneer Natural Resources Co.	135	USD	1,318,950	USD	130.00	12/18/20	55,350
Pretium Resources Inc.	1,180	USD	991,200	USD	10.00	09/18/20	47,200
Pretium Resources Inc.	2,600	USD	2,184,000	USD	13.00	01/15/21	91,000
SEMAFO Inc.	4,450	CAD	2,060,350	CAD	4.00	12/18/20	352,368
SSR Mining Inc.	1,700	USD	3,626,100	USD	20.00	12/18/20	680,000
Torex Gold Resources Inc.	1,700	CAD	3,636,300	CAD	18.00	12/18/20	626,105
Torex Gold Resources Inc.	1,200	CAD	2,566,800	CAD	20.00	01/15/21	355,775
VanEck Vectors Gold Miners ETF	1,800	USD	6,602,400	USD	29.00	09/18/20	1,425,600
VanEck Vectors Gold Miners ETF	2,000	USD	7,336,000	USD	44.00	09/18/20	168,000

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$21,546,550

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	2,200	USD	8,327,000	USD	28.00	12/18/20	$284,900
Energy Select Sector SPDR ETF	850	USD	3,217,250	USD	27.00	01/15/21	129,200
SPDR Gold Shares	280	USD	4,686,360	USD	150.00	11/20/20	52,640
SPDR Gold Shares	280	USD	4,686,360	USD	151.00	01/15/21	83,440
SPDR S&P Oil & Gas Exploration & Production ETF	800	USD	4,174,400	USD	43.00	10/16/20	224,800
VanEck Vectors Gold Miners ETF	6,200	USD	22,741,600	USD	26.00	07/17/20	6,200
VanEck Vectors Gold Miners ETF	5,550	USD	20,357,400	USD	25.00	12/18/20	305,250
VanEck Vectors Gold Miners ETF	1,550	USD	5,685,400	USD	18.00	01/15/21	21,700

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$1,108,130

TOTAL OPTIONS WRITTEN							$72,030,183

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $914,378,008)	$816,470,600
Foreign currency (cost $38,334)	38,582
Cash	60,162
Deposit at brokers	107,793
Receivable for investments sold	12,174,484
Dividends and interest receivable	778,786
Deferred offering expense	186,147
Prepaid expenses	6,286

Total Assets	829,822,840

Liabilities:
Options written, at value (premiums received $47,797,038)	72,030,183
Payable to brokers	6,380,247
Distributions payable	60,068
Payable for investments purchased	11,176,720
Payable for investment advisory fees	592,378
Payable for payroll expenses	57,850
Payable for accounting fees	11,250
Other accrued expenses	451,904

Total Liabilities	90,760,600

Cumulative Preferred Shares, $0.001 par value, unlimited number of shares authorized:
Series B Preferred Shares (5.000%, $25 liquidation value, 3,459,899 shares issued and outstanding)	86,497,475

Net Assets Attributable to Common Shareholders	$652,564,765

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,321,923,637
Total accumulated loss	(669,358,872)

Net Assets	$652,564,765

Net Asset Value per Common Share:
($652,564,765 ÷ 164,911,481 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$3.96

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $473,408)	$7,691,984
Interest	880,794

Total Investment Income	8,572,778

Expenses:
Investment advisory fees	3,499,733
Dividend expense on securities sold short	472,232
Shareholder communications expenses	155,743
Payroll expenses	117,835
Trustees’ fees	98,708
Legal and audit fees	75,327
Offering expense for issuance of common shares	65,943
Custodian fees	36,844
Accounting fees	22,500
Shareholder services fees	17,708
Service fees for securities sold short (See Note 2)	6,499
Miscellaneous expenses	132,799

Total Expenses	4,701,871

Less:
Expenses paid indirectly by broker (See Note 3)	(2,931)

Net Expenses	4,698,940

Net Investment Income	3,873,838

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency:
Net realized gain on investments	9,425,267
Net realized gain on securities sold short	13,886,327
Net realized gain on written options	4,297,795
Net realized loss on foreign currency transactions	(27,112)

Net realized gain on investments, securities sold short, written options, and foreign currency transactions	27,582,277

Net change in unrealized appreciation/depreciation:
on investments	(25,003,895)
on written options	(14,298,025)
on foreign currency translations	9,517

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(39,292,403)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency	(11,710,126)

Net Decrease in Net Assets Resulting from Operations	(7,836,288)

Total Distributions to Preferred Shareholders	(2,164,193)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(10,000,481)

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$3,873,838	$2,863,864
Net realized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	27,582,277	(63,830,755)
Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(39,292,403)	168,273,490

Net Increase/(Decrease) in Net Assets Resulting from Operations	(7,836,288)	107,306,599

Distributions to Preferred Shareholders	(2,164,193)*	(4,331,988)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(10,000,481)	102,974,611

Distributions to Common Shareholders:
Accumulated earnings	(24,547,158)*	(431,389)
Return of capital	(24,547,158)*	(85,733,575)

Total Distributions to Common Shareholders	(49,094,316)	(86,164,964)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	40,049,726	84,169,879
Increase in net assets from common shares issued upon reinvestment of distributions	828,884	3,076,994
Decrease in net assets from repurchase of common shares	(1,696,115)	(4,125)
Net increase in net assets from repurchase of preferred shares	13,455	44,932

Net Increase in Net Assets from Fund Share Transactions	39,195,950	87,287,680

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(19,898,847)	104,097,327

Net Assets Attributable to Common Shareholders:
Beginning of year	672,463,612	568,366,285

End of period	$652,564,765	$672,463,612

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2020		Year Ended December 31,
	(Unaudited)		2019		2018	2017	2016		2015
Operating Performance:
Net asset value, beginning of year	$4.31		$4.17		$5.46	$5.68	$5.34		$7.35

Net investment income	0.02		0.02		0.07	0.06	0.03		0.02
Net realized and unrealized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions		(0.07)	0.74		(0.73)	0.35	1.15		(1.15)

Total from investment operations		(0.05)	0.76		(0.66)	0.41	1.18		(1.13)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.00	)*(b)	(0.03)		(0.03)	(0.03)	(0.00	)(b)	(0.00	)(b)
Net realized gain	(0.01	)*	—		—	—	—		—
Return of capital	—		—		—	—	(0.04)		(0.04)

Total distributions to preferred shareholders		(0.01)	(0.03)		(0.03)	(0.03)	(0.04)		(0.04)

Net increase/(decrease) in net assets attributable to common shareholders resulting from operations		(0.06)	0.73		(0.69)	0.38	1.14		(1.17)

Distributions to Common Shareholders:
Net investment income	(0.02	)*	(0.00	)(b)	(0.03)	(0.05)	(0.04)		(0.02)
Net realized gain	(0.13	)*	—		—	—	—		—
Return of capital	(0.15	)*	(0.60)		(0.57)	(0.55)	(0.80)		(0.82)

Total distributions to common shareholders		(0.30)	(0.60)		(0.60)	(0.60)	(0.84)		(0.84)

Fund Share Transactions:
Increase in net asset value from issuance of common shares	0.01		0.01		0.00 (b)	0.00 (b)	0.04		—
Increase in net asset value from repurchase of common shares	0.00	(b)	0.00	(b)	—	—	0.00	(b)	0.00	(b)
Increase in net asset value from repurchase of preferred shares and transaction fees	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.00	(b)

Total Fund share transactions	0.01		0.01		0.00 (b)	0.00 (b)	0.04		0.00	(b)

Net Asset Value, End of Period	$3.96		$4.31		$4.17	$5.46	$5.68		$5.34

NAV total return †		(0.25)%	18.82%		(13.54)%	7.05%	22.67%		(17.59)%

Market value, end of period	$3.44		$4.40		$3.70	$5.21	$5.30		$4.75

Investment total return ††		(14.93)%	36.72%		(19.44)%	9.61%	29.39%		(22.14)%

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2020		Year Ended December 31,
	(Unaudited)		2019		2018		2017		2016		2015
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$739,062		$759,110		$655,478		$828,655		$853,079		$691,468
Net assets attributable to common shares, end of period (in 000’s)	$652,565		$672,464		$568,366		$740,746		$764,312		$601,745
Ratio of net investment income to average net assets attributable to common shares	1.26	%(c)		0.46%		1.38%		1.13%		0.44%	0.30%
Ratio of operating expenses to average net assets attributable to common shares(d)(e)	1.52	%(c)(f)	1.37	%(f)	1.35	%(f)	1.31	%(f)	1.32	%(f)	1.29%
Portfolio turnover rate		57.0%		92.9%		145.7%		214.6%		198.4%	36.0%
Cumulative Preferred Shares:
5.000% Series B Preferred
Liquidation value, end of period (in 000’s)	$86,497		$86,646		$87,112		$87,909		$88,767		$89,724
Total shares outstanding (in 000’s)	3,460		3,466		3,484		3,516		3,551		3,589
Liquidation preference per share	$25.00		$25.00		$25.00		$25.00		$25.00		$25.00
Average market value (g)	$24.88		$24.12		$23.06		$24.13		$23.81		$22.03
Asset coverage per share	$214		$219		$188		$236		$240		$193
Asset coverage		854%		876%		752%		943%		961%	771%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015 would have been 1.34%, 1.20%, 1.19%, 1.17%, 1.18%, and 1.15%, respectively.

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses had not been incurred, the expense ratios for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, and 2016 would have been 1.36%, 1.33%, 1.33%, 1.30%, and 1.31% attributable to common shares, respectively, and 1.20%, 1.17%, 1.17%, 1.16%, and 1.17% including liquidation value of preferred shares.

(g)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Global Gold, Natural Resources & Income Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (Gold Companies). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (Natural Resources Companies). The Fund may invest in the securities of companies located anywhere in the world.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily

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Notes to Financial Statements (Unaudited) (Continued)

available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$183,472,560	—	$183,472,560
Metals and Mining	498,045,475	—	498,045,475
Total Common Stocks	681,518,035	—	681,518,035
Convertible Corporate Bonds (a)	—	$ 3,877,064	3,877,064
Corporate Bonds (a)	—	4,039,960	4,039,960
Rights (a)	—	185,014	185,014
U.S. Government Obligations	—	126,850,527	126,850,527
TOTAL INVESTMENTS IN SECURITIES	$681,518,035	$134,952,565	$816,470,600
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value)
EQUITY CONTRACTS:
Call Options Written	$ (19,480,883)	$(50,579,861)	$ (70,060,744)
Put Options Written	(517,980)	(1,451,459)	(1,969,439)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (19,998,863)	$(52,031,320)	$ (72,030,183)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no level 3 investments held at June 30, 2020 or December 31, 2019.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

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The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2020, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

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Notes to Financial Statements (Unaudited) (Continued)

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2020 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2020 had an average monthly market value of approximately $44,635,215.

At June 30, 2020, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$49,375,503	—	$49,375,503

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund as of June 30, 2020:

		Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$48,047,836	$(48,047,836)	—	—
Morgan Stanley	999,750	(999,750)	—	—
The Goldman Sachs Group, Inc.	327,917	(327,917)	—	—

Total	$49,375,503	$(49,375,503)	—	—

As of June 30, 2020, the value of options purchased that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Assets, within investments at value. The value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30, 2020, the effect of options purchased with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Securities

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Notes to Financial Statements (Unaudited) (Continued)

Sold Short, Written Options, and Foreign Currency, within Net realized gain on investments and Net change in unrealized appreciation/depreciation on investments. The effect of equity option written can be found in the Statement of Operations under Net Realized and Unrealized Gain/Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized gain on written options, and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2020, the Fund incurred $6,499 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the

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Notes to Financial Statements (Unaudited) (Continued)

definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. For the restricted securities the Fund held at June 30, 2020, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

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Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.000% Series B Cumulative Preferred Shares (Series B Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$431,389	$4,331,988
Return of capital	85,733,575	—

Total distributions paid	$86,164,964	$4,331,988

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2019, the Fund had net long term capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is

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Notes to Financial Statements (Unaudited) (Continued)

permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$10,467,918
Long term capital loss carryforward with no expiration	478,084,860

Total capital loss carryforwards	$488,552,778

The following summarizes the tax cost of investments, written options, and the related net unrealized depreciation at June 30, 2020:

	Cost/	Gross	Gross
	(Proceeds)/	Unrealized	Unrealized	Net Unrealized
	Premiums	Appreciation	Depreciation	Depreciation
Investments and derivative instruments	$916,383,042	$87,196,825	$(259,139,450)	$(171,942,625)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. Except as disclosed above, for the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2020, the Fund paid $116,667 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,931.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation

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Notes to Financial Statements (Unaudited) (Continued)

from affiliates of the Adviser). For the six months ended June 30, 2020, the Fund accrued $117,835 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, and the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated to $387,632,867 and $360,860,527, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). Pursuant to a $500 million shelf registration, during the six months ended June 30, 2020 and the year ended December 31, 2019, the Fund has sold its common shares in “at the market” offerings as summarized in the following table:

			Sales		Net
Period	Shares	Net	Manager	Offering	Proceeds in
Ended	Issued	Proceeds	Commissions	Expenses	Excess of Par
2020	9,353,536	$40,049,726	$334,825	$65,943	$ 985,320
2019	18,910,573	84,169,879	728,844	62,018	2,163,118

The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2020 and the year ended December 31, 2019, the Fund repurchased and retired 503,100 and 1,100 of its common shares at an investment of $1,696,115 and $4,125 and an average discount of approximately 11.87% and 11.16% from its NAV.

Transactions in common shares of beneficial interest for the six months ended June 30, 2020 and year ended December 31, 2019, were as follows:

	Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
	Shares	Amount	Shares	Amount
Shares issued pursuant to shelf offering	9,353,536	$40,049,726	18,910,573	$84,169,879
Increase from shares issued upon reinvestment of distributions	200,245	828,884	727,843	3,076,994
Decrease from shares repurchased	(503,100)	(1,696,115)	(1,100)	(4,125)

Net increase	9,050,681	$39,182,495	19,637,316	$87,242,748

The Fund has an effective shelf registration authorizing the offering of $500 million of common shares or preferred shares.

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Notes to Financial Statements (Unaudited) (Continued)

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. The Series B Preferred are callable at any time at the liquidation value of $25 per share plus accrued and unpaid dividends. The Board has authorized the repurchase of the Series B Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2020, the Fund repurchased and retired 5,950 of the Series B Preferred in the open market at an investment of $134,546, and an average discount of approximately 9.59% from its liquidation preference. During the year ended December 31, 2019, the Fund repurchased and retired 18,634 of the Series B Preferred in the open market at an investment of $420,467, and an average discount of approximately 9.78% from its liquidation preference. At June 30, 2020, 3,459,899 Series B Preferred were outstanding and accrued dividends amounted to $60,068.

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 11, 2020 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 11, 2020. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Frank J. Fahrenkopf, Jr. and Salvatore J. Zizza as Trustees of the Fund, with 123,712,719 votes and 123,818,753 votes cast in favor of these Trustees, and 8,561,206 votes and 8,455,172 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Anthony S. Colavita as a Trustee of the Fund, with 2,340,872 votes cast in favor of this Trustee and 81,460 votes withheld for this Trustee.

James P. Conn, Vincent D. Enright, Michael J. Melarkey, Salvatore M. Salibello, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 11, 2020, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, five, and ten year periods (as of December 31, 2019) against a peer group of covered call funds with a focus on energy and/or natural resources and against a larger peer group of covered call funds, each prepared by the Adviser. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period, the fourth quartile for the three year, five year, and ten year periods for the larger peer group. The Independent Board Members noted that for the one year period, the Fund ranked fourth, for the three year and five year periods, the Fund ranked sixth out of eight funds against its smaller peer group, which consists of other energy and/or natural resource funds that pursue a covered call strategy. In this regard, the Independent Board Members noted that the Fund’s option writing strategy had performed well and that the Fund’s underperformance relative to the larger peer group was attributable to its particular sector focus and the challenging market environment for the natural resources and energy sectors over the applicable measurement periods. The Independent Board Members also compared the Fund’s performance to relevant benchmarks it considered representative of the Fund’s strategy and noted the Fund’s generally favorable performance relative to those benchmarks (which do not reflect options strategies). The Independent Board Members discussed the revised option writing parameters that the relevant portfolio manager had been pursuing recently and noted that shareholders of the Fund had indicated that the Fund’s covered call strategy was a desirable feature of the Fund for them.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliate of the Adviser earned fees on sales of shares of the Fund in the Fund’s at-the-market offering program.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the investment management fee of the Fund to the investment management fees of a peer group of core, growth, and sector value funds selected by Lipper and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that within this group, the Fund’s investment management fee was above average. The Independent Board Members also

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Approval of Investment Advisory Agreement (Unaudited) (Continued)

noted that the management fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable on assets attributable to leverage in certain circumstances. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that its recent performance record against the limited universe of other funds that utilize a covered call options writing strategy was acceptable. The Independent Board Members also concluded that the Fund had performed more favorably in recent years in relation to the performance of the particular natural resources and energy industries the Fund focuses on. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of GAMCO Global Gold, Natural Resources & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the Plan). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to American Stock Transfer (AST) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

GAMCO Global Gold, Natural Resources & Income Trust

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact AST at (888) 422-3262.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (NYSE) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

     GABELLI.COM

TRUSTEES

Anthony S. Colavita

President,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

Carter W. Austin

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and Trust Company

GGN Q2/2020

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2020 through 01/31/2020	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 160,712,595 Preferred Series B – 3,465,849

Month#2 02/01/2020 through 02/29/2020	Common – 20,000 Preferred Series B – N/A	Common – $3.4697 Preferred Series B – N/A	Common – 20,000 Preferred Series B – N/A	Common – 160,712,595 - 20,000 = 165,317,794 Preferred Series B – 3,465,849
Month #3 03/01/2020 through 03/31/2020	Common – 77,700 Preferred Series B – 5,950	Common – $3.0386 Preferred Series B – $22.6503	Common – 77,700 Preferred Series B – 5,950	Common – 165,317,794 - 77,700 = 165,316,881 Preferred Series B – 3,465,849 - 5,950 = 3,459,899
Month #4 04/01/2020 through 04/30/2020	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 165,316,881 Preferred Series B – 3,459,899
Month #5 05/01/2020 through 05/31/2020	Common – 230,500 Preferred Series B – N/A	Common – $3.4150 Preferred Series B – N/A	Common – 230,500 Preferred Series B – N/A	Common – 165,316,881 - 230,500 = 165,086,381 Preferred Series B – 3,459,899
Month #6 06/01/2020 through 06/30/2020	Common – 174,900 Preferred Series B – N/A	Common – $3.3814 Preferred Series B – N/A	Common – 174,900 Preferred Series B – N/A	Common – 165,086,381 - 174,900 = 164,911,481 Preferred Series B – 3,459,899
Total	Common – 503,100 Preferred Series B – 5,950	Common – $3.3151 Preferred Series B – $22.6503	Common – 503,100 Preferred Series B – 5,950	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date    September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date    September 4, 2020

By (Signature and Title)*    /s/ John C. Ball

John C. Ball, Principal Financial Officer and Treasurer

Date    September 4, 2020

* Print the name and title of each signing officer under his or her signature.